Condensed Consolidated Statements of Comprehensive Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss	$ (2,354)	$ (31,888)	$ (76,698)	$ (205,192)
Other comprehensive income:
Change in fair value of financial instruments attributed to credit risk change	15,460	181	44,438	5,089
Comprehensive loss	$ 13,106	$ (31,707)	$ (32,260)	$ (200,103)